20 Financial instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Current assets	R$ (4,712)	R$ (27,714)
Non-current assets	(17,877)	(46,664)
Current liabilities	49,251	70,305
Non-current liabilities	169,513	161,694
Total	196,175	157,621
Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	761,153
Fair value	26,707	(67,664)
Derivatives
Current assets		(21,000)
Non-current assets		(46,664)
Current liabilities	5,768
Non-current liabilities	20,939
Total	26,707	(67,664)
Braskem Idsea [Member] | Swap Libor I to VI [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	R$ 761,153
Hedge (interest rate per year)	1.9825%
Maturity	Aug-2025
Fair value	R$ 26,707	R$ (67,664)